TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2 0 1 2	2 0 1 1
	U.S. $ in thousands

Operating loss carryforward	22,067	19,704

Net deferred tax asset before valuation allowance	8,340	7,467
Valuation allowance	(8,340)	(7,467)
Net deferred tax asset	-	-

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Loss from continuing operations, before taxes on income, consists of the following:

	Year ended December 31,
	2 0 1 2	2 0 1 1
	U.S. $ in thousands

United States	(1,197)	(1,886)
Israel	(2,233)	(2,032)
	(3,430)	(3,918)